Note 10 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
10	Commitments and Contingencies:

Legal proceedings:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. As part of the normal course of operations, the Company's customers may
disagree on amounts due to the Company under the provision of the contracts which are normally settled through negotiations with the customer. Disputed amounts are normally reflected in revenues at such time as the Company reaches agreement with the customer on the amounts due.

On
August 23, 2017,
a purported securities class action complaint was filed in the United States District Court for the Eastern District of New York (
No.
2:17
-cv-
04987
(JMA)(SIL)) by Christopher Brady on behalf of himself and all others similarly situated against (among other defendants) the Company and two
of its executive officers. The complaint is brought on behalf of an alleged class of those who purchased common stock of the Company between
January 17, 2017
and
August 22, 2017,
and alleges that the Company and
two
of its executive officers violated Sections
9,
10
(b) and/or
20
(a) of the Securities Exchange Act of
1934
and Rule
10b
-
5
promulgated thereunder. On
August 24, 2017,
a
second
purported securities class action complaint was filed in the same court against the same defendants (
No.
2:17
-cv-
05016
(LDW)(AYS)) which makes similar allegations and purports to allege violations of Sections
10
(b) and
20
(a) of the Exchange Act and Rule
10b
-
5
promulgated thereunder. Other similar complaints
may
be filed in the future. The Company will respond to these complaints (or an amended and/or consolidated complaint) by the appropriate deadline to be set in the future. The Company and its management believe that the allegations in the complaints are without merit and plan to vigorously defend themselves against the allegations.

Other than the cases mentioned above, the Company is
not
a party to any material litigation where claims or counterclaims have been filed against the Company other than routine legal proceedings incidental to its business.

Capital Expenditures under the Company’s Newbuilding program:

From
March 30, 2017
to
November 14, 2017
the Company entered into a series of transactions with a number of entities affiliated with Evangelos J. Pistiolis that led to the purchase of
50%
interest in
two
newbuilding vessels (M/T Eco Holmby Hills and M/T Eco Palm Springs) and
100%
interest in another
two
newbuilding vessels (M/T Eco Palm Desert and M/T Eco California). As a result of these transactions, the Company has remaining contractual commitments for the acquisition of its fleet totaling
$79,964,
including
$9,970,
$12,213,
$23,981
and
$33,800
pursuant to newbuilding agreements for M/T Eco Holmby Hills, M/T Eco Palm Springs, M/T Eco Palm Desert and M/T Eco California respectively. Of these contractual commitments,
$59,684
is payable in
2018
and
$20,280
in
2019.

On
January 31, 2018
the Company entered into a series of newbuilding vessel acquisitions (note
21
) that resulted in the Company adding another
$151,485
of contractual commitments, out of which
$28,697
is payable in
2018
and
$122,788
in
2019.

Environmental Liabilities:

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not
aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.